Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Accounting Policies [Abstract]
Number of shares of common stock issued underlying restricted stock awards outstanding				5,000
Offering costs charged to stockholders' equity upon completion of offering	$ 4,332,430			$ 4,332,430
Unrecognized tax benefits	0		$ 0	0
Amount paid for payment of interest and penalties	$ 2,898	$ 0	$ 0	$ 724